The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Seligman Communications and Information Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 14, 2013 (Accession No. 0001193125-13-218730), which is incorporated herein by reference.